Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Equity [Abstract]
Stockholders' Equity

5. Stockholders’ Equity

Common Stock

On June 22, 2015, the Company completed its IPO of 6,325,000 shares of its common stock, including 875,000 shares from the exercise of the underwriters’ over-allotment option. The Company received proceeds of $78.8 million from its IPO, net of $9.8 million in expenses and underwriters’ discounts and commissions relating to the issuance and distribution of the securities.

On April 18, 2016, in connection with the appointment of the Company’s new Chief Medical Officer, the Company approved a grant of stock options to purchase 108,333 shares of the Company’s common stock (the “Options”) and 216,667 restricted stock units (“RSUs”). The Options and RSUs were issued pursuant to a separate Notice of Inducement Stock Option Grant and Inducement Stock Option Agreement and Notice of Restricted Stock Unit Inducement Grant and Inducement Restricted Stock Unit Agreement and are considered inducement grants made in accordance with NASDAQ Listing Rule 5635(c)(4). In January 15, 2017, Dr. Rodman’s employment was terminated as part of our workforce reduction when his position was eliminated. As a result of the termination of Dr. Rodman’s employment, all unvested Options were 100% vested and the unvested portion of the RSUs that would have vested in the 12-month period following the termination date vested and the remaining unvested RSUs were forfeited.

On July 5, 2016, the Company filed a registration statement on Form S-3 that was declared effective on July 14, 2016 registering (i) the offering, issuance and sale of up to $125,000,000 in the aggregate of an indeterminate number of shares of common stock and preferred stock, an indeterminate principal amount of debt securities and an indeterminate number of warrants and (ii) the resale of up to 3,732,412 shares of common stock by selling stockholders pursuant to a base prospectus that forms a part of the registration statement. The registration statement also registers the offering, issuance and sale of the Company’s common stock having up to a maximum aggregate offering price of $20,000,000 that may be issued and sold in an at-the-market offering under a sales agreement the Company entered into with Cowen and Company, LLC on July 5, 2016 pursuant to a sales agreement prospectus that forms a part of the registration statement. The $20,000,000 of common stock that may be sold under the sales agreement prospectus is included in the $125,000,000 that may be sold by the Company under the base prospectus. As of March 31, 2017, approximately 20,000 shares of common stock have been sold at an average sales price of $8.00 per share under the sales agreement, net of offering costs of approximately $140,000.

At March 31, 2017, shares of common stock have been reserved for issuance as follows:

Options to purchase common stock—issued	3,376,921
Options to purchase common stock—unissued	550,225
Inducement grants—issued	108,333
Employee stock purchase plan—unissued	180,845
Warrants to purchase common stock	18,534

4,234,858

Stock-Based Compensation

During the three-month period ended March 31, 2017 and 2016, the Company recorded approximately $2.7 million and $707,000, respectively, in stock-based compensation expense for the vesting of stock options and RSUs. During the first quarter of 2017, the Company recorded approximately $2.3 million of stock-based compensation expense specifically related to the accelerated vesting of options and RSUs held by employees affected by the restructuring plan and workforce reduction announced on January 12, 2017.

8. Stockholders’ Equity

Convertible Preferred Stock

Immediately prior to the Stock Conversion, the Company had six series of outstanding convertible preferred stock: Series A-1 convertible preferred stock, Series A-2 convertible preferred stock, Series C-1 convertible preferred stock, Series C-2 convertible preferred stock, Series D convertible preferred stock and Series E convertible preferred stock. The convertible preferred stock was initially recorded at the issuance price on the date of issuance, net of issuance costs. As a result of the Stock Conversion on September 23, 2014, all outstanding preferred stock was converted into shares of common stock on an 11.556-for-1 basis. Concurrent with the Stock Conversion, a newly created Series 1 convertible preferred stock was issued in the settlement of the 2014 Notes. In November and December 2014, the Company raised $31.0 million gross proceeds in a private placement of Series 2 convertible preferred stock.

On June 22, 2015, prior to the closing of the Company’s IPO, all outstanding shares of convertible preferred stock, amounting to 19,978,986 shares, were automatically converted into 6,915,525 shares of common stock in accordance with the terms of the Company’s amended and restated certificate of incorporation then in existence.

As of December 31, 2016 and 2015, the Company had no preferred stock or convertible preferred stock outstanding.

Common Stock

On June 22, 2015, the Company completed its IPO of 6,325,000 shares of its common stock, including 875,000 shares from the exercise of the underwriters’ over-allotment option, at a price to the public of $14.00 per share for aggregate gross proceeds of $88.6 million. The Company received proceeds of $78.8 million from its IPO, net of $3.6 million in expenses and $6.2 million in underwriters’ discounts and commissions relating to the issuance and distribution of the securities.

On April 18, 2016, in connection with the appointment of the Company’s new Chief Medical Officer, the Company approved a grant of stock options to purchase 108,333 shares of the Company’s common stock (the “Options”) and 216,667 restricted stock units (“RSUs”). The Options and RSUs were issued pursuant to a separate Notice of Inducement Stock Option Grant and Inducement Stock Option Agreement and Notice of Restricted Stock Unit Inducement Grant and Inducement Restricted Stock Unit Agreement and are considered inducement grants made in accordance with NASDAQ Listing Rule 5635(c)(4).

On July 5, 2016, the Company filed a registration statement on Form S-3 that was declared effective on July 14, 2016 registering (i) the offering, issuance and sale of up to $125,000,000 in the aggregate of an indeterminate number of shares of common stock and preferred stock, an indeterminate principal amount of debt securities and an indeterminate number of warrants and (ii) the resale of up to 3,732,412 shares of common stock by selling stockholders pursuant to a base prospectus that forms a part of the registration statement. The registration statement also registers the offering, issuance and sale of the Company’s common stock having up to a maximum aggregate offering price of $20,000,000 that may be issued and sold in an at-the-market offering under a sales agreement the Company entered into with Cowen and Company, LLC on July 5, 2016 pursuant to a sales agreement prospectus that forms a part of the registration statement. The $20,000,000 of common stock that may be sold under the sales agreement prospectus is included in the $125,000,000 that may be sold by the Company under the base prospectus. As of December 31, 2016, approximately 20,000 shares of common stock have been sold at an average sales price of $8.00 per share under the sales agreement, net of offering costs of approximately $140,000.

At December 31, 2016, shares of common stock have been reserved for issuance as follows:

Options to purchase common stock—issued	2,756,921
Options to purchase common stock—unissued	391,927
Inducement grants—issued	288,889
Employee stock purchase plan—unissued	180,845
Warrants to purchase common stock	18,534

Total	3,637,116

Stock-Based Compensation

Stock Options and Restricted Stock Units

In August 2012, the Company adopted the 2012 Stock Incentive Plan (the “2012 Plan”). A total of 147,109 shares of common stock were originally reserved for issuance under the 2012 Plan. On November 17, 2014, and December 12, 2014, the Company’s Board of Directors approved an increase of 623,052 and 519,210 shares, respectively, to the total number of shares that may be issued under the 2012 Plan, which after these increases totaled 1,289,371 shares. As of December 31, 2015, 1,288,174 accumulated shares had been granted under the 2012 Plan to employees and directors, while 685 shares had been exercised and 512 shares were terminated upon the termination of the 2012 Plan effective with the closing of the Company’s IPO.

In May 2015, the Company’s Board of Directors and its stockholders approved the 2015 Equity Incentive Plan (the “2015 Plan”). Effective with the Company’s IPO closing, a total of 1,081,700 shares of common stock were originally reserved for issuance under the 2015 Plan. The 2015 Plan provides that an additional number of shares will automatically be added to the shares authorized for issuance under the 2015 Plan on January 1 of each calendar year, from January 1, 2016 through January 1, 2025. The number of shares added each year will be equal to: (a) 5% of the total number of shares of Common Stock issued and outstanding on December 31 of the preceding calendar year; or (b) such lesser number of shares of Common Stock approved by the Board of Directors on or prior to such immediately preceding December 31. On January 1, 2016 a total of 773,102 additional shares were automatically added to the shares authorized for issuance under the 2015 Plan.

The 2015 Plan provides for the granting of incentive and nonqualified stock options, stock appreciation rights, restricted stock, restricted stock units, performance-based awards and other stock-based awards to its employees, directors and consultants. Stock options granted vest over either a one-year period or three-year period for Board of Director grants or over a four-year period for employee grants and expire 10 years from the date of grant.

The fair value of each option grant for the year ended December 31, 2016 and 2015 was estimated at the date of grant using the Black-Scholes option-pricing model with the following assumptions:

	2016	2015
Estimated dividend yield	—	—
Weighted-average expected stock price volatility	79.1%	75.7%
Weighted-average risk-free interest rate	1.5%	1.8%
Weighted-average expected life of option (in years)	6.20	6.22
Weighted-average fair value per option	$5.09	$5.09

There were no stock options granted during the year ended December 31, 2014

Due to limited historical data, the Company estimates stock price volatility based on the actual volatility of comparable publicly traded companies over the expected life of the option. The expected term represents the average time that options that vest are expected to be outstanding. The Company does not have sufficient history of exercise of stock options to estimate the expected term for employee stock options and, thus, continues to calculate expected life based on the midpoint between the average vesting date and the contractual term, which is in accordance with the simplified method. The risk-free rate is based on the United States Treasury yield curve for the expected life of the option. The fair value of the common stock utilized in the fair value estimation of option and restricted stock arrangements prior to the Company’s IPO of June 2015 has been determined utilizing contemporaneous valuations primarily based on an option pricing methodology.

The tables below summarize the stock option activity for the year ended December 31, 2016:

	Options Outstanding	Weighted Average Exercise Price	Weighted - Average Remaining Contractual Life (in Years)	Aggregate Intrinsic Value
Balance as of December 31, 2015	1,787,864	$7.54
Granted	1,101,958	7.37
Exercised	(5,722)	4.52
Forfeited	(33,488)	12.81
Canceled or Expired	(7,649)	16.20

Balance as of December 31, 2016	2,842,963	7.39	8.76	$—

Exercisable at December 31, 2016	821,934	6.80	8.10	—

Options expected to vest, net of estimated forfeitures	2,723,085	$7.36	8.74	$—

A summary of the status of our non-vested RSUs as of December 31, 2016 and changes during the year ended December 31, 2016, is presented below:

	Number of RSUs	Weighted Average Grant Date Fair Value
Unvested as of December 31, 2015	—	$—
Granted	216,667	4.68
Vested	(36,111)	4.68

Unvested as of December 31, 2016	180,556	$4.68

During 2016, 2015 and 2014, the Company recorded approximately $3.3 million, $1.3 million and $70,000, respectively, in stock-based compensation expense for the vesting of stock options and RSUs. No stock options or RSUs have been granted to consultants. As of December 31, 2016, there was approximately $10.0 million of total unrecognized stock-based compensation expense related to nonvested stock options and nonvested RSUs, net of related forfeiture estimates. During the first quarter of 2017, we expect to record approximately $2.3 million of stock-based compensation expense due to the accelerated vesting of options and RSUs offered to employees affected by the restructuring plan and workforce reduction announced on January 12, 2017.

The Company did not recognize a tax benefit related to stock-based compensation expense during the years ended December 31, 2016, 2015 and 2014 as the Company maintains net operating loss carryforwards and has established a valuation allowance against the entire net deferred tax asset as of December 31, 2016.

Employee Stock Purchase Plan

In May 2015, the Company’s Board of Directors and its stockholders approved the Nivalis Therapeutics, Inc. Employee Stock Purchase Plan (the “Purchase Plan”). Effective on the closing of the Company’s IPO, a total of 231,800 shares of common stock were made available for sale under the Purchase Plan. The Purchase Plan may be amended, suspended or terminated at any time by the Board of Directors, however stockholder approval is required to increase the number of common stock available under the Purchase Plan or to change the employees eligible to participate in the Purchase Plan.

The Purchase Plan provides for a series of successive six-month offering periods, from January to June and July to December of each calendar year during which participating employees may elect to have up to 15% of their compensation withheld and applied to the purchase of common stock at the end of each offering period. The purchase price of the common stock is 85% of the lower of the fair value of a share of common stock on the first trading date of each offering period or the fair value of a share of common stock on the last trading day of the offering period. The Company sold 42,031 and 8,924 shares to employees during 2016 and 2015, respectively. There were 180,845 shares available for sale under the Purchase Plan as of December 31, 2016. The weighted-average estimated grant date fair value of purchase awards under the Purchase Plan during the year ended December 31, 2016 and 2015 was $1.98 and $5.18, respectively. The total stock-based compensation expense recorded as a result of the Purchase Plan was approximately $73,000 and $22,000 during the year ended December 31, 2016 and 2015, respectively.

The fair value of purchase awards granted to our employees during the year ended December 31, 2016 and 2015 was estimated using the Black-Scholes option pricing model using the weighted-average assumptions provided in the following table:

	2016	2015
Estimated dividend yield	—	—
Expected stock price volatility	66.4%	62.5%
Risk-free interest rate	0.4%	0.1%
Expected life of option (in years)	0.5	0.5

The Company estimates stock price volatility based on the actual volatility of its publicly traded stock over the expected life of the purchase right. The risk-free rate is based on the U.S. Treasury yield in effect at the time of grant with terms similar to the contractual term of the purchase right. The expected term represents the six-month offering period for the Purchase Plan.